CLIENT ASSETS AND LIABILITIES	12 Months Ended
Mar. 31, 2022
Client Assets And Liabilities
CLIENT ASSETS AND LIABILITIES

18 CLIENT ASSETS AND LIABILITIES

	At 31 March 2022	At 31 March 2021
Client monies consisted of:	USD	USD
Cash	1,520,828	5,142,400
Digital assets and USDC, at fair value	40,550,710	21,879,525
	42,071,538	27,021,925

As at 31 March 2022 and 2021, the Group held monies in the form of cash (fiat), digital assets and USDC on behalf of clients. Cash balances were held in bank accounts and the digital assets and USDC were held in secure wallets with a custodian. The Group has economic control over these assets and bears the associated risks. The values of the assets are taken from the prices stated on the active public markets that the assets are traded on.

Following the launch of the Exchange, on-exchange credit has been offered to some trading clients. Prior to the advance of on-exchange credit, the client deposits collateral with the Exchange to mitigate any risk of the Exchange incurring a loss. Based on the terms of the on-exchange credit, the clients cannot withdraw assets advanced in the form of on- exchange credit unless there is an excess above the notional amount granted in the clients’ trading account. As such, the risk and rewards of the asset have not been transferred. Only if the client’s trading balance drops below the notional amount of on-exchange credit granted does an obligation crystalize and the client then has an obligation to top-up their trading account on the Exchange. If a client’s trading account balance is below the value of on-exchange credit advanced, an asset and associated liability is recognized in the consolidated statement of financial position. At 31 March 2022 and 2021, those selected clients all held trading balances in excess of the notional on-exchange credit granted and therefore no incremental assets or liabilities were recorded other than the collateral deposited. See note 35.2.3 for details.